Concentration and risk (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk		14.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration of credit risk		12.50%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	20.10%	10.20%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	19.20%